Convertible Preferred Shares and Shareholders' Equity (Deficit) - Schedule of Issued and Outstanding Shares (Detail) - shares	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Options outstanding under share option plans	7,819,303	8,069,866	5,631,854
Unvested restricted share units		42,224
Total authorized ordinary shares reserved for future issuance		15,211,465
ESPP [Member]
Class of Stock [Line Items]
Shares reserved for issuance under ESPP		1,100,000
2015 Plan [Member]
Class of Stock [Line Items]
Options and awards available for future grant under the 2015 Plan	5,987,375	5,999,375
Total authorized ordinary shares reserved for future issuance	5,500,000	5,500,000